SUMMARY OF AGING ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - Third Party [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Within 1 year	¥ (43,868)	¥ (36,044)
Thereafter	(48,015)	(48,084)
Allowance for credit loss - third parties	(91,883)	(84,128)	¥ (99,523)
Within 1 year	(306)	(274)
Allowance for credit loss - a related party	¥ (306)	¥ (274)